UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1. Reports to Stockholders

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

SEMI-ANNUAL REPORT 2016

SunAmerica Series, Inc.

■  Focused Asset Allocation Strategies

■  Focused Dividend Strategy Portfolio

■  SunAmerica Strategic Value Portfolio

■  SunAmerica Select Dividend Growth Portfolio

Table of Contents

A Message from the President	2
Expense Example	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Series, Inc. (the "SunAmerica Series"), including the Focused Asset Allocation Strategies, Focused Dividend Strategy Portfolio, SunAmerica Strategic Value Portfolio and SunAmerica Select Dividend Growth Portfolio, for the six-month period ended April 30, 2016.

Overall, global equities were pressured during the semi-annual period, while global bonds advanced. Central bank policy, economic sluggishness, currency movements and oil price shifts were some of the biggest themes dominating the markets during the semi-annual period.

The non-government bond, or spread, sectors of the fixed income market performed well in November and December 2015, while global equities struggled. The U.S. dollar strengthened on expectations the U.S. Federal Reserve (the "Fed") would raise interest rates. Finally, after leaving the targeted federal funds rate unchanged through most of 2015 in light of external risks, the Fed voted in December 2015 to raise interest rates for the first time since 2006, a move largely expected by the markets. However, the fairly dovish language in the announcement, which emphasized "gradual" future adjustments to policy, helped to somewhat calm the markets. Meanwhile, the Bank of Japan announced supplementary support for its quantitative and qualitative easing programs, and the European Central Bank lowered its deposit rate and announced an extension of its quantitative easing program at its December 2015 meeting. The markets appeared disappointed that more had not been done by these other major central banks.

There was a global sell-off in equities and spread sectors of the fixed income market in January 2016, triggered by investor concerns of an intensifying slowdown in China's economy and exacerbated by an oil price plunge. Corporate bond fundamentals also affected the markets as U.S. credit deteriorated. Sentiment subsequently improved on the less aggressive tone set by global central banks, and beginning in mid-February 2016, the markets saw more stable performance. In March 2016, there was a global equity market recovery, and spread sectors also largely retraced their earlier losses. The rebound was supported by the Fed reducing its forecast from four additional interest rate hikes in 2016 to two, as well as by some oil price stabilization and ebbing concern about China and global economic data. Also, the European Central Bank cut its deposit rate and raised its monthly quantitative easing purchases, while the Bank of Japan left its monetary policy unchanged in March 2016 but talk of negative interest rates heightened expectations for further easing to come. On this more accommodative commentary, as well as on generally tighter financial conditions and mixed U.S. economic data, the U.S. dollar weakened.

For most of April 2016, market sentiment, both for equities and bonds, generally remained positive. Oil prices rose, and U.S. and China economic growth concerns were reduced by modestly improving economic data. The Fed left interest rates unchanged but expressed less concern about market volatility and global economic growth. Neither the European Central Bank nor the Bank of Japan made any changes to their respective monetary policies in April 2016. Such lack of action by these central banks drove another sell-off in global equities near month-end. A weaker than expected first quarter U.S. GDP report also dampened investor sentiment. For the month of April as a whole, the U.S. dollar depreciated.

After an extended span of weak performance, commodities rebounded in the last two months of the semi-annual period, benefiting in part from a weaker U.S. dollar. Energy, in particular, bounced back, as crude oil prices rose in April 2016 on greater demand fueled by shrinking inventories and output in the U.S.

Amid these conditions, the investment markets posted mixed results during the semi-annual period. Despite some marked volatility, U.S. equities modestly outpaced international equities, with the representative S&P 500 Index* returning 0.43% and Russell 3000 Index* returning 0.06%. Within the U.S. equity market, value-oriented equities outpaced growth-oriented equities, with the representative Russell 3000 Value Index* returning 1.87% and the Russell 3000 Growth Index* returning -1.64%.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

International equity markets, represented by the MSCI ACWI (Net)*, returned -0.94%. U.S. bonds, as represented by Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by Barclays Global Aggregate Bond Index,* posted more robust returns of 2.82% and 6.09%, respectively, for the semi-annual period overall. The Citigroup 10-Year U.S. Treasury Benchmark Index* returned 3.75%, while international government bonds, as represented by the Citigroup WGBI (USD, hedged)*, returned 3.44%. Commodities, as represented by the Bloomberg Commodity Index*, returned -2.06% for the semi-annual period.

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors. We believe that investors should resist the urge to act upon short-term market movements and should instead maintain investments in assets that are allocated based on their long-term individual goals.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Series Portfolios for the six-month period ended April 30, 2016.

Thank you for being a part of the SunAmerica Series Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

*The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The MSCI ACWI (All Country World Index) (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Citigroup 10-Year U.S. Treasury Benchmark Index is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The Citigroup WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of over 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The SunAmerica Select Dividend Growth Portfolio holds up to 40 high dividend yielding common stocks selected annually from the Russell 1000 Index. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — April 30, 2016 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other portfolio expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2015 and held until April 30, 2016.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2016" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2016 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2015	Ending Account Value Using Actual Return at April 30, 2016	Expenses Paid During the Six Months Ended April 30, 2016*	Beginning Account Value At November 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2016*	Expenses Paid During the Six Months Ended April 30, 2016*	Annualized Expense Ratio*
Focused Multi-Asset Strategy†
Class A	$1,000.00	$988.33	$1.04	$1,000.00	$1,023.82	$1.06	0.21%
Class B #	$1,000.00	$984.77	$4.44	$1,000.00	$1,020.39	$4.52	0.90%
Class C	$1,000.00	$984.93	$4.19	$1,000.00	$1,020.64	$4.27	0.85%
Class I#	$1,000.00	$987.60	$1.24	$1,000.00	$1,023.62	$1.26	0.25%
Focused Balanced Strategy†
Class A	$1,000.00	$995.29	$1.19	$1,000.00	$1,023.67	$1.21	0.24%
Class B#	$1,000.00	$992.53	$4.46	$1,000.00	$1,020.39	$4.52	0.90%
Class C	$1,000.00	$992.01	$4.31	$1,000.00	$1,020.54	$4.37	0.87%
Class I#	$1,000.00	$995.23	$1.24	$1,000.00	$1,023.62	$1.26	0.25%
Focused Dividend Strategy
Class A	$1,000.00	$1,018.14	$5.32	$1,000.00	$1,019.59	$5.32	1.06%
Class B	$1,000.00	$1,015.56	$8.57	$1,000.00	$1,016.36	$8.57	1.71%
Class C	$1,000.00	$1,015.06	$8.52	$1,000.00	$1,016.41	$8.52	1.70%
Class W	$1,000.00	$1,019.19	$4.32	$1,000.00	$1,020.59	$4.32	0.86%
SunAmerica Strategic Value
Class A	$1,000.00	$1,013.32	$7.16	$1,000.00	$1,017.75	$7.17	1.43%
Class C	$1,000.00	$1,010.27	$10.45	$1,000.00	$1,014.47	$10.47	2.09%
SunAmerica Select Dividend Growth
Class A#	$1,000.00	$1,008.46	$7.74	$1,000.00	$1,017.16	$7.77	1.55%
Class C#	$1,000.00	$1,004.99	$11.81	$1,000.00	$1,013.08	$11.86	2.37%
Class W#	$1,000.00	$1,008.97	$7.59	$1,000.00	$1,017.30	$7.62	1.52%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolios' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2016" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2016" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2016" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2016 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$10,171,792,968	$233,662,255	$47,157,115
Investments at value (affiliated)*	278,546,025	149,639,709	795,696,574	—	—
Repurchase agreements (cost approximates value)	—	—	141,706,000	358,000	—
Total investments	278,546,025	149,639,709	11,109,195,542	234,020,255	47,157,115
Cash	10	—	122	1,803	601
Receivable for:
Fund shares sold	51,434	58,636	66,437,632	67,616	60,157
Dividends and interest	—	—	11,822,347	277,635	30,519
Investments sold	—	—	108,476,607	2,190,885	—
Prepaid expenses and other assets	4,224	4,199	22,350	4,906	4,234
Due from investment adviser for expense reimbursements/fee waivers	968	5,562	—	—	3,822
Due from distributor for expense reimbursement/fee waiver	—	—	—	—	3,835
Total assets	278,602,661	149,708,106	11,295,954,600	236,563,100	47,260,283
LIABILITIES:
Payable for:
Fund shares redeemed	752,393	59,698	16,206,786	66,714	31,203
Investments purchased	—	—	142,724,644	—	—
Investment advisory and management fees	22,823	12,267	3,974,850	145,987	29,208
Distribution and account maintenance fees	64,753	37,065	4,312,111	98,522	14,246
Service Fees—Class W	—	—	339,681	—	28
Transfer agent fees and expenses	16,498	9,127	2,044,086	53,100	9,125
Directors' fees and expenses	424	215	6,379	462	466
Other accrued expenses	89,556	84,679	121,642	23,963	38,350
Total liabilities	946,447	203,051	169,730,179	388,748	122,626
Net Assets	$277,656,214	$149,505,055	$11,126,224,421	$236,174,352	$47,137,657
*Cost
Investments (unaffiliated)	$—	$—	$9,918,968,229	$222,035,337	$47,705,310
Investments (affiliated)	$289,457,292	$154,486,814	$904,137,899	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2016 — (unaudited) (continued)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,787	$989	$67,810	$936	$333
Paid-in capital	456,254,116	193,129,029	10,415,192,191	312,609,868	49,326,698
	456,255,903	193,130,018	10,415,260,001	312,610,804	49,327,031
Accumulated undistributed net investment income (loss)	(1,089,156)	(542,256)	70,467,163	1,100,687	28,883
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from Underlying Funds	(166,599,266)	(38,235,602)	496,113,843	(89,164,057)	(1,670,062)
Unrealized appreciation (depreciation) on investments	(10,911,267)	(4,847,105)	144,383,414	11,626,918	(548,195)
Net Assets	$277,656,214	$149,505,055	$11,126,224,421	$236,174,352	$47,137,657
Class A:
Net assets	$156,644,560	$79,918,327	$4,607,557,309	$179,756,235	$45,668,162
Shares outstanding	10,069,591	5,275,110	280,058,208	6,992,231	3,224,206
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.56	$15.15	$16.45	$25.71	$14.16
Maximum sales charge (5.75% of offering price)	0.95	0.92	1.00	1.57	0.86
Maximum offering price to public	$16.51	$16.07	$17.45	$27.28	$15.02
Class B:
Net assets	$23,387,283	$14,375,636	$357,776,539	$—	$—
Shares outstanding	1,507,761	957,276	21,895,312	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.51	$15.02	$16.34	$—	$—
Class C:
Net assets	$97,352,353	$54,734,682	$3,333,492,383	$56,418,117	$1,242,035
Shares outstanding	6,279,374	3,630,891	204,212,866	2,366,712	87,981
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.50	$15.07	$16.32	$23.84	$14.12
Class I:
Net assets	$272,018	$476,410	$—	$—	$—
Shares outstanding	17,492	31,382	—	—	—
Net asset value, offering and redemption price per share	$15.55	$15.18	$—	$—	$—
Class W:
Net assets	$—	$—	$2,827,398,190	$—	$227,460
Shares outstanding	—	—	171,934,865	—	16,097
Net asset value, offering and redemption price per share	$—	$—	$16.44	$—	$14.13

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2016 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$228,571,357	$3,572,232	$786,520
Dividends (affiliated)	1,931,618	1,396,517	17,360,206	—	—
Interest (unaffiliated)	—	—	45,998	134	11
Total investment income*	1,931,618	1,396,517	245,977,561	3,572,366	786,531
Expenses:
Investment advisory and management fees	137,980	74,790	21,942,515	878,047	179,224
Distribution and account maintenance fees:
Class A	—	—	7,229,832	312,003	80,839
Class B	78,899	47,690	1,643,941	—	—
Class C	316,331	179,737	14,928,987	279,294	7,313
Service Fees — Class W	—	—	1,804,865	—	103
Transfer agent fees and expenses:
Class A	27,164	14,715	4,671,752	220,268	51,555
Class B	5,933	3,623	370,589	—	—
Class C	11,152	6,694	3,324,125	67,591	2,087
Class I	450	518	—	—	—
Class W	—	—	2,660,090	—	575
Registration fees:
Class A	10,077	9,449	106,244	12,100	10,569
Class B	6,603	12,758	11,957	—	—
Class C	8,884	5,590	66,669	8,531	6,421
Class I	93	3,020	—	—	—
Class W	—	—	90,229	—	6,248
Custodian and accounting fees	6,080	6,080	472,812	12,766	12,500
Reports to shareholders	34,279	13,791	613,374	17,238	1,810
Audit and tax fees	20,026	20,027	26,964	26,242	19,908
Legal fees	3,551	2,582	52,670	4,708	930
Directors' fees and expenses	8,548	4,669	281,720	7,148	370
Interest expense	—	—	8,409	176	531
Other expenses	11,380	10,355	109,617	14,107	11,531
Total expenses before fee waivers, expense reimbursements and expense recoupments	687,430	416,088	60,417,361	1,860,219	392,514
Net (fees waived and expenses reimbursed)/recouped by investment adviser/distributor (Note 3)	(2,128)	(14,372)	—	—	(15,816)
Net expenses	685,302	401,716	60,417,361	1,860,219	376,698
Net investment income (loss)	1,246,316	994,801	185,560,200	1,712,147	409,833
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	530,771,080	(2,524,360)	(1,633,627)
Net realized gain (loss) on investments (affiliated)	2,215,860	1,686,525	(29,292,606)	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	14,503,303	7,214,885	—	—	—
Net realized gain (loss) on investments and foreign currencies	16,719,163	8,901,410	501,478,474	$(2,524,360)	$(1,633,627)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	(417,207,059)	3,088,579	1,433,716
Change in unrealized appreciation (depreciation) on investments (affiliated)	(22,407,475)	(11,418,344)	(68,107,724)	—	—
Net unrealized gain (loss) on investments and foreign currencies	(22,407,475)	(11,418,344)	(485,314,783)	3,088,579	1,433,716
Net realized and unrealized gain (loss) on investments and foreign currencies	(5,688,312)	(2,516,934)	16,163,691	564,219	(199,911)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,441,996)	$(1,522,133)	$201,723,891	$2,276,366	$209,922
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$357	$—

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,246,316	$2,347,411	$994,801	$2,023,319
Net realized gain (loss) on investments and foreign currencies	16,719,163	9,912,837	8,901,410	5,067,483
Net unrealized gain (loss) on investments and foreign currencies	(22,407,475)	(11,054,133)	(11,418,344)	(6,839,244)
Net increase (decrease) in net assets resulting from operations	(4,441,996)	1,206,115	(1,522,133)	251,558
Distributions to shareholders from:
Net investment income (Class A)	(2,548,322)	(2,792,965)	(1,105,898)	(1,583,214)
Net investment income (Class B)	(207,561)	(258,450)	(158,568)	(192,925)
Net investment income (Class C)	(911,508)	(1,087,672)	(598,993)	(730,784)
Net investment income (Class I)	(4,046)	(4,741)	(6,872)	(9,544)
Net investment income (Class W)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)	—	—	—	—
Net realized gain on securities (Class W)	—	—	—	—
Total distributions to shareholders	(3,671,437)	(4,143,828)	(1,870,331)	(2,516,467)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(12,140,621)	(38,468,372)	(8,549,777)	(15,406,105)
Total increase (decrease) in net assets	(20,254,054)	(41,406,085)	(11,942,241)	(17,671,014)
NET ASSETS:
Beginning of period	297,910,268	339,316,353	161,447,296	179,118,310
End of period†	$277,656,214	$297,910,268	$149,505,055	$161,447,296
†Includes accumulated undistributed net investment income (loss)	$(1,089,156)	$1,335,965	$(542,256)	$333,274

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Dividend Strategy Portfolio		SunAmerica Strategic Value Portfolio		SunAmerica Select Dividend Growth Portfolio
	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$185,560,200	$187,406,267	$1,712,147	$3,153,152	$409,833	$1,165,807
Net realized gain (loss) on investments and foreign currencies	501,478,474	801,615,471	(2,524,360)	26,626,888	(1,633,627)	4,601,237
Net unrealized gain (loss) on investments and foreign currencies	(485,314,783)	(464,950,633)	3,088,579	(28,505,500)	1,433,716	(4,636,761)
Net increase (decrease) in net assets resulting from operations	201,723,891	524,071,105	2,276,366	1,274,540	209,922	1,130,283
Distributions to shareholders from:
Net investment income (Class A)	(56,986,581)	(93,471,278)	(2,626,523)	(1,975,960)	(397,562)	(1,188,667)
Net investment income (Class B)	(3,470,218)	(5,513,813)	—	(32,418)	—	—
Net investment income (Class C)	(31,898,327)	(48,412,637)	(497,824)	(322,847)	(5,727)	(8,957)
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class W)	(35,685,796)	(52,465,467)	—	—	(1,247)	(2,436)
Net realized gain on securities (Class A)	(278,819,299)	(225,845,192)	—	—	(4,471,386)	(72,539)
Net realized gain on securities (Class B)	(22,669,819)	(17,840,564)	—	—	—	—
Net realized gain on securities (Class C)	(203,619,789)	(152,115,920)	—	—	(145,530)	(200)
Net realized gain on securities (Class I)	—	—	—	—	—	—
Net realized gain on securities (Class W)	(157,260,351)	(110,255,393)	—	—	(10,204)	(138)
Total distributions to shareholders	(790,410,180)	(705,920,264)	(3,124,347)	(2,331,225)	(5,031,656)	(1,272,937)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,794,632,870	1,697,571,491	(4,569,554)	(19,712,750)	(1,743,727)	(2,786,590)
Total increase (decrease) in net assets	1,205,946,581	1,515,722,332	(5,417,535)	(20,769,435)	(6,565,461)	(2,929,244)
NET ASSETS:
Beginning of period	9,920,277,840	8,404,555,508	241,591,887	262,361,322	53,703,118	56,632,362
End of period†	$11,126,224,421	$9,920,277,840	$236,174,352	$241,591,887	$47,137,657	$53,703,118
†Includes accumulated undistributed net investment income (loss)	$70,467,163	$12,947,885	$1,100,687	$2,512,887	$28,883	$23,586

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
Class A
10/31/11	$13.12	$0.23	$0.41 (5)	$0.64	$(0.23)	$—	$(0.23)	$13.53	4.89%	$209,239	0.20%		1.52%		43%
10/31/12	13.53	0.16	(0.34)	(0.18)	(0.26)	—	(0.26)	13.09	(1.30)	178,458	0.21		1.17		46
10/31/13	13.09	0.13	2.25	2.38	(0.15)	—	(0.15)	15.32	18.37	180,231	0.21		0.90		51
10/31/14	15.32	0.17	1.00	1.17	(0.32)	—	(0.32)	16.17	7.79	184,435	0.19		1.06		32
10/31/15	16.17	0.17	(0.09)	0.08	(0.25)	—	(0.25)	16.00	0.51	165,216	0.19		1.02		3
04/30/16(8)	16.00	0.09	(0.28)	(0.19)	(0.25)	—	(0.25)	15.56	(1.17)	156,645	0.21	(7)	1.19	(7)	7
Class B
10/31/11	$12.99	$0.14	$0.41 (5)	$0.55	$(0.14)	$—	$(0.14)	$13.40	4.22%	$88,261	0.85%		0.96%		43%
10/31/12	13.40	0.09	(0.35)	(0.26)	(0.17)	—	(0.17)	12.97	(1.90)	52,914	0.86		0.64		46
10/31/13	12.97	0.04	2.22	2.26	(0.04)	—	(0.04)	15.19	17.49	41,127	0.89		0.26		51
10/31/14	15.19	0.06	1.00	1.06	(0.21)	—	(0.21)	16.04	7.04	32,172	0.87		0.40		32
10/31/15	16.04	0.06	(0.09)	(0.03)	(0.13)	—	(0.13)	15.88	(0.17)	26,435	0.90		0.35		3
04/30/16(8)	15.88	0.04	(0.28)	(0.24)	(0.13)	—	(0.13)	15.51	(1.52)	23,387	0.90	(4)(7)	0.48	(4)(7)	7
Class C
10/31/11	$13.01	$0.14	$0.41 (5)	$0.55	$(0.14)	$—	$(0.14)	$13.42	4.22%	$200,496	0.84%		0.94%		43%
10/31/12	13.42	0.08	(0.34)	(0.26)	(0.18)	—	(0.18)	12.98	(1.91)	151,553	0.84		0.58		46
10/31/13	12.98	0.04	2.23	2.27	(0.05)	—	(0.05)	15.20	17.59	133,267	0.84		0.28		51
10/31/14	15.20	0.07	1.00	1.07	(0.22)	—	(0.22)	16.05	7.14	122,388	0.83		0.43		32
10/31/15	16.05	0.06	(0.09)	(0.03)	(0.14)	—	(0.14)	15.88	(0.15)	105,928	0.84		0.39		3
04/30/16(8)	15.88	0.04	(0.28)	(0.24)	(0.14)	—	(0.14)	15.50	(1.51)	97,352	0.85	(7)	0.55	(7)	7
Class I
08/15/11(6)-10/31/11	$13.54	$(0.01)	$(0.00)	$(0.01)	$—	$—	$—	$13.53	(0.07)%	$530	0.25	%(4)(7)	(0.40	)%(4)(7)	43%
10/31/12	13.53	0.14	(0.32)	(0.18)	(0.26)	—	(0.26)	13.09	(1.31)	401	0.25	(4)	1.09	(4)	46
10/31/13	13.09	0.12	2.24	2.36	(0.14)	—	(0.14)	15.31	18.24	459	0.25	(4)	0.84	(4)	51
10/31/14	15.31	0.17	0.99	1.16	(0.32)	—	(0.32)	16.15	7.68	321	0.25	(4)	1.11	(4)	32
10/31/15	16.15	0.15	(0.07)	0.08	(0.24)	—	(0.24)	15.99	0.51	331	0.25	(4)	0.93	(4)	3
04/30/16(8)	15.99	0.09	(0.29)	(0.20)	(0.24)	—	(0.24)	15.55	(1.24)	272	0.25	(4)(7)	1.12	(4)(7)	7

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/11(7)	10/31/12	10/31/13	10/31/14	10/31/15	04/30/16(7)(8)
Focused Multi-Asset Strategy Class B	—%	—%	—%	—%	—%	0.01%
Focused Multi-Asset Strategy Class I	2.20	0.06	0.33	0.27	0.19	0.32

(5)  Includes the effect of a merger.

(6)  Inception date of class.

(7)  Annualized

(8)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
Class A
10/31/11	$12.34	$0.18	$0.39 (5)	$0.57	$(0.26)	$—	$(0.26)	$12.65	4.69%	$91,505	0.22%		1.46%		41%
10/31/12	12.65	0.15	0.40	0.55	(0.28)	—	(0.28)	12.92	4.47	87,715	0.22		1.17		22
10/31/13	12.92	0.17	1.99	2.16	(0.17)	—	(0.17)	14.91	16.86	93,392	0.22		1.20		70
10/31/14	14.91	0.21	0.92	1.13	(0.39)	—	(0.39)	15.65	7.67	92,459	0.22		1.40		38
10/31/15	15.65	0.23	(0.17)	0.06	(0.28)	—	(0.28)	15.43	0.37	85,145	0.22		1.48		6
04/30/16(6)	15.43	0.12	(0.20)	(0.08)	(0.20)	—	(0.20)	15.15	(0.47)	79,918	0.24	(7)	1.63	(7)	16
Class B
10/31/11	$12.27	$0.12	$0.37 (5)	$0.49	$(0.18)	$—	$(0.18)	$12.58	4.00%	$31,679	0.89%		0.94%		41%
10/31/12	12.58	0.07	0.39	0.46	(0.21)	—	(0.21)	12.83	3.74	21,819	0.89		0.57		22
10/31/13	12.83	0.07	1.99	2.06	(0.09)	—	(0.09)	14.80	16.16	20,980	0.90	(4)	0.53	(4)	70
10/31/14	14.80	0.11	0.90	1.01	(0.29)	—	(0.29)	15.52	6.95	18,589	0.90	(4)	0.72	(4)	38
10/31/15	15.52	0.13	(0.19)	(0.06)	(0.17)	—	(0.17)	15.29	(0.38)	15,704	0.90	(4)	0.81	(4)	6
04/30/16(6)	15.29	0.07	(0.19)	(0.12)	(0.15)	—	(0.15)	15.02	(0.75)	14,376	0.90	(4)(7)	0.97	(4)(7)	16
Class C
10/31/11	$12.30	$0.11	$0.39 (5)	$0.50	$(0.18)	$—	$(0.18)	$12.62	4.10%	$76,544	0.86%		0.88%		41%
10/31/12	12.62	0.07	0.40	0.47	(0.21)	—	(0.21)	12.88	3.82	66,580	0.86		0.54		22
10/31/13	12.88	0.08	1.98	2.06	(0.09)	—	(0.09)	14.85	16.10	68,940	0.87		0.56		70
10/31/14	14.85	0.11	0.91	1.02	(0.30)	—	(0.30)	15.57	6.95	67,520	0.86		0.76		38
10/31/15	15.57	0.13	(0.18)	(0.05)	(0.17)	—	(0.17)	15.35	(0.28)	60,073	0.87		0.84		6
04/30/16(6)	15.35	0.07	(0.19)	(0.12)	(0.16)	—	(0.16)	15.07	(0.80)	54,735	0.87	(7)	1.00	(7)	16
Class I
10/31/11	$12.36	$0.19	$0.38 (5)	$0.57	$(0.26)	$—	$(0.26)	$12.67	4.65%	$778	0.25	%(4)	1.48	%(4)	41%
10/31/12	12.67	0.14	0.40	0.54	(0.27)	—	(0.27)	12.94	4.43	740	0.25	(4)	1.11	(4)	22
10/31/13	12.94	0.16	2.01	2.17	(0.17)	—	(0.17)	14.94	16.89	798	0.25	(4)	1.18	(4)	70
10/31/14	14.94	0.23	0.89	1.12	(0.38)	—	(0.38)	15.68	7.61	551	0.25	(4)	1.47	(4)	38
10/31/15	15.68	0.23	(0.18)	0.05	(0.27)	—	(0.27)	15.46	0.34	526	0.25	(4)	1.44	(4)	6
04/30/16(6)	15.46	0.12	(0.20)	(0.08)	(0.20)	—	(0.20)	15.18	(0.48)	476	0.25	(4)(7)	1.61	(4)(7)	16

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/11	10/31/12	10/31/13	10/31/14	10/31/15	04/30/16(6)(7)
Focused Balanced Strategy Class B	—%	—%	0.03%	0.02%	0.04%	0.15%
Focused Balanced Strategy Class I	1.03	1.32	1.51	1.74	2.26	1.34

(5)  Includes the effect of a merger.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
Class A
10/31/11	$10.91	$0.31	$0.63	$0.94	$(0.30)	$—	$(0.30)	$11.55	8.67%	$726,140	1.00	%(3)	2.88	%(3)	29%
10/31/12	11.55	0.34	1.63	1.97	(0.34)	—	(0.34)	13.18	17.27	1,916,051	0.98		2.76		20
10/31/13	13.18	0.43	4.44	4.87	(0.42)	(0.17)	(0.59)	17.46	38.00	3,894,978	0.98		2.88		42
10/31/14	17.46	0.43	1.19	1.62	(0.41)	(0.57)	(0.98)	18.10	9.78	3,783,631	1.07		2.47		47
10/31/15	18.10	0.39	0.62	1.01	(0.42)	(1.08)	(1.50)	17.61	6.32	4,213,860	1.06		2.26		56
04/30/16(6)	17.61	0.31	(0.09)	0.22	(0.22)	(1.16)	(1.38)	16.45	1.81	4,607,557	1.06	(5)	3.93	(5)	31
Class B
10/31/11	$10.87	$0.24	$0.62	$0.86	$(0.22)	$—	$(0.22)	$11.51	8.01%	$53,211	1.66	%(3)	2.21	%(3)	29%
10/31/12	11.51	0.26	1.61	1.87	(0.26)	—	(0.26)	13.12	16.44	114,794	1.64		2.12		20
10/31/13	13.12	0.33	4.41	4.74	(0.33)	(0.17)	(0.50)	17.36	37.05	237,272	1.64		2.23		42
10/31/14	17.36	0.31	1.19	1.50	(0.30)	(0.57)	(0.87)	17.99	9.10	293,561	1.72		1.82		47
10/31/15	17.99	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.49	5.61	337,033	1.71		1.61		56
04/30/16(6)	17.49	0.26	(0.08)	0.18	(0.17)	(1.16)	(1.33)	16.34	1.56	357,777	1.71	(5)	3.29	(5)	31
Class C
10/31/11	$10.88	$0.24	$0.62	$0.86	$(0.23)	$—	$(0.23)	$11.51	7.93%	$249,573	1.65	%(3)	2.22	%(3)	29%
10/31/12	11.51	0.26	1.63	1.89	(0.27)	—	(0.27)	13.13	16.58	715,533	1.63		2.10		20
10/31/13	13.13	0.32	4.41	4.73	(0.33)	(0.17)	(0.50)	17.36	37.00	1,922,796	1.63		2.16		42
10/31/14	17.36	0.31	1.18	1.49	(0.30)	(0.57)	(0.87)	17.98	9.05	2,489,569	1.72		1.82		47
10/31/15	17.98	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.48	5.63	3,008,527	1.71		1.61		56
04/30/16(6)	17.48	0.26	(0.09)	0.17	(0.17)	(1.16)	(1.33)	16.32	1.51	3,333,492	1.70	(5)	3.29	(5)	31
Class W
05/15/13(4)-10/31/13	$15.66	$0.33	$1.67	$2.00	$(0.20)	$—	$(0.20)	$17.46	12.88%	$1,023,004	0.79	%(3)(5)	2.42	%(3)(5)	42%
10/31/14	17.46	0.45	1.20	1.65	(0.45)	(0.57)	(1.02)	18.09	9.97	1,837,795	0.87		2.66		47
10/31/15	18.09	0.42	0.63	1.05	(0.46)	(1.08)	(1.54)	17.60	6.55	2,360,858	0.86		2.46		56
04/30/16(6)	17.60	0.32	(0.08)	0.24	(0.24)	(1.16)	(1.40)	16.44	1.92	2,827,398	0.86	(5)	4.14	(5)	31

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/11	10/31/13
Focused Dividend Strategy A	0.01%	—%
Focused Dividend Strategy B	0.02	—
Focused Dividend Strategy C	0.01	—
Focused Dividend Strategy W	—	0.00	(5)

(4)  Inception date of class.

(5)  Annualized

(6)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
SUNAMERICA STRATEGIC VALUE PORTFOLIO
Class A
10/31/11	$15.43	$0.05	$0.29		$0.34	$—	$—	$—	$15.77	2.20%	$94,187	1.64	%(3)	0.28	%(3)	106%
10/31/12	15.77	0.20	1.94		2.14	(0.03)	—	(0.03)	17.88	13.64	114,965	1.49		1.19		55
10/31/13	17.88	0.23	4.92	(4)	5.15	(0.24)	—	(0.24)	22.79	29.21	164,273	1.46		1.16		76
10/31/14	22.79	0.24	3.11		3.35	(0.17)	(0.10)	(0.27)	25.87	14.83	190,621	1.42		0.98		64
10/31/15	25.87	0.36	(0.22)		0.14	(0.27)	—	(0.27)	25.74	0.56	186,699	1.43		1.39		57
04/30/16(6)	25.74	0.20	0.13		0.33	(0.36)	—	(0.36)	25.71	1.33	179,756	1.43	(5)	1.63	(5)	54
Class C
10/31/11	$14.50	$(0.07)	$0.29		$0.22	$—	$—	$—	$14.72	1.52%	$44,407	2.33	%(3)	(0.43	)%(3)	106%
10/31/12	14.72	0.09	1.80		1.89	—	—	—	16.61	12.84	39,882	2.15		0.54		55
10/31/13	16.61	0.09	4.58	(4)	4.67	(0.12)	—	(0.12)	21.16	28.33	60,267	2.12		0.49		76
10/31/14	21.16	0.07	2.89		2.96	(0.06)	(0.10)	(0.16)	23.96	14.08	61,937	2.08		0.33		64
10/31/15	23.96	0.18	(0.20)		(0.02)	(0.13)	—	(0.13)	23.81	(0.09)	54,893	2.09		0.73		57
04/30/16(6)	23.81	0.11	0.13		0.24	(0.21)	—	(0.21)	23.84	1.03	56,418	2.09	(5)	0.94	(5)	54

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

10/31/11
SunAmerica Strategic Value A	(0.06)%
SunAmerica Strategic Value C	(0.09)

(4)  Includes the effect of a merger.

(5)  Annualized

(6)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
SUNAMERICA SELECT DIVIDEND GROWTH PORTFOLIO
Class A
05/02/14@-10/31/14	$15.00	$0.11	$0.73	$0.84	$(0.10)	$—	$(0.10)	$15.74	5.60%	$56,419	1.69	%(4)	1.40	%(4)	4%
10/31/15	15.74	0.34	(0.04)	0.30	(0.34)	(0.02)	(0.36)	15.68	1.94	52,244	1.48		2.08		79
04/30/16(5)	15.68	0.12	(0.05)	0.07	(0.13)	(1.46)	(1.59)	14.16	0.85	45,668	1.55	(4)	1.74	(4)	12
Class C
05/02/14@-10/31/14	$15.00	$0.05	$0.74	$0.79	$(0.06)	$—	$(0.06)	$15.73	5.27%	$108	2.37	%(4)	0.66	%(4)	4%
10/31/15	15.73	0.06	0.09	0.15	(0.24)	(0.02)	(0.26)	15.62	0.96	1,351	2.37		0.41		79
04/30/16(5)	15.62	0.05	(0.03)	0.02	(0.06)	(1.46)	(1.52)	14.12	0.50	1,242	2.37	(4)	0.78	(4)	12
Class W
05/02/14@-10/31/14	$15.00	$0.12	$0.73	$0.85	$(0.11)	$—	$(0.11)	$15.74	5.69%	$106	1.52	%(4)	1.51	%(4)	4%
10/31/15	15.74	0.32	(0.03)	0.29	(0.36)	(0.02)	(0.38)	15.65	1.86	108	1.52		2.01		79
04/30/16(5)	15.65	0.10	(0.02)	0.08	(0.14)	(1.46)	(1.60)	14.13	0.90	227	1.52	(4)	1.57	(4)	12

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14(4)	10/31/15	04/30/16(4)(5)
SunAmerica Select Dividend Growth A	0.00%	0.11%	0.02%
SunAmerica Select Dividend Growth C	19.34	2.01	0.75
SunAmerica Select Dividend Growth W	19.57	19.46	9.53

(4)  Annualized

(5)  Unaudited

@  Commencement of Operations

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2016 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.7%
Fixed Income Investment Companies	10.2
Global Strategies Investment Companies	10.1
Commodity Strategy Investment Companies	9.9
Foreign Equity Investment Companies	9.4
100.3%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Commodity Strategy Investment Companies—9.9%
SunAmerica Specialty Series SunAmerica Commodity Strategy Fund, Class A† (cost $35,279,597)	3,836,673	$27,508,947
Domestic Equity Investment Companies—60.7%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,676,504	27,578,494
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	2,082,114	29,482,734
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	1,144,867	29,434,537
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	1,186,452	27,335,858
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,169,609	26,725,558
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A	1,914,689	28,031,054
Total Domestic Equity Investment Companies (cost $163,896,924)		168,588,235
Fixed Income Investment Companies—10.2%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	4,113,595	13,780,542
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,143,894	7,139,168
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	770,665	7,382,973
Total Fixed Income Investment Companies (cost $28,737,340)		28,302,683
Foreign Equity Investment Companies—9.4%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,651,311	13,887,525
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	1,922,016	12,204,803
Total Foreign Equity Investment Companies (cost $30,349,230)		26,092,328
Security Description	Shares	Value (Note 2)
Global Strategies Investment Companies—10.1%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	1,058,962	$13,427,640
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,042,494	14,626,192
Total Global Strategies Investment Companies (cost $31,194,201)		28,053,832
TOTAL INVESTMENTS (cost $289,457,292)(1)	100.3%	278,546,025
Liabilities in excess of other assets	(0.3)	(889,811)
NET ASSETS —	100.0%	$277,656,214

†  Non-income producing security

#  See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 6 for cost of investments on a tax basis.

Focused Multi-Asset Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2016 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$278,546,025	$—	$—	$278,546,025

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2016 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.8%
Fixed Income Investment Companies	28.9
Foreign Equity Investment Companies	9.8
Global Strategies Investment Companies	9.5
Commodity Strategy Investment Companies	1.1
100.1%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—1.1%
SunAmerica Specialty Series SunAmerica Commodity Strategy Fund, Class A† (cost $1,545,238)	226,996	$1,627,563
Domestic Equity Investment Companies—50.8%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	712,555	11,721,534
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	1,043,411	14,774,704
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	491,234	12,629,627
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	503,783	11,607,167
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	580,941	13,274,503
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A	814,007	11,917,064
Total Domestic Equity Investment Companies (cost $75,794,331)		75,924,599
Fixed Income Investment Companies—28.9%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	3,275,159	10,971,783
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,727,106	15,741,264
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,034,187	9,907,508
SunAmerica Senior Floating Rate Fund, Inc., Class A	840,832	6,541,672
Total Fixed Income Investment Companies (cost $44,572,885)		43,162,227
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—9.8%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,421,750	$11,956,914
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	422,087	2,680,254
Total Foreign Equity Investment Companies (cost $17,227,700)		14,637,168
Global Strategies Investment Companies—9.5%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	756,578	9,593,407
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	334,622	4,694,745
Total Global Strategies Investment Companies (cost $15,346,660)		14,288,152
TOTAL INVESTMENTS (cost $154,486,814)(1)	100.1%	149,639,709
Liabilities in excess of other assets	(0.1)	(134,654)
NET ASSETS —	100.0%	$149,505,055

†  Non-income producing security

#  See Note 5

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 6 for cost of investments on a tax basis.

Focused Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2016 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$149,639,709	$—	$—	$149,639,709

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2016 — (unaudited)

Industry Allocation*
Diversified Manufacturing Operations	7.3%
Tobacco	7.1
Oil Companies-Integrated	7.0
Retail-Apparel/Shoe	6.9
Medical-Drugs	6.6
Chemicals-Diversified	6.2
Oil & Gas Drilling	4.9
Retail-Restaurants	3.9
Electric Products-Misc.	3.7
Advertising Agencies	3.7
Telephone-Integrated	3.6
Retail-Discount	3.5
Machinery-Construction & Mining	3.4
Cosmetics & Toiletries	3.4
Engines-Internal Combustion	3.4
Computers	3.2
Retail-Regional Department Stores	3.1
Data Processing/Management	3.1
Computer Services	3.1
Multimedia	2.6
Internet Security	2.5
Retail-Office Supplies	2.4
Retail-Computer Equipment	2.2
Computers-Memory Devices	1.5
Repurchase Agreements	1.3
U.S. Government Treasuries	0.2
99.8%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.3%
Advertising Agencies—3.7%
Omnicom Group, Inc.	4,941,302	$409,979,827
Chemicals-Diversified—6.2%
Dow Chemical Co.	7,360,030	387,211,178
LyondellBasell Industries NV, Class A	3,719,491	307,490,321
		694,701,499
Computer Services—3.1%
International Business Machines Corp.	2,334,443	340,688,611
Computers—3.2%
HP, Inc.	28,756,085	352,837,163
Computers-Memory Devices—1.5%
Western Digital Corp.	4,047,772	165,412,203
Cosmetics & Toiletries—3.4%
Procter & Gamble Co.	4,718,906	378,078,749
Data Processing/Management—3.1%
Paychex, Inc.	6,577,180	342,802,622
Diversified Manufacturing Operations—7.3%
Eaton Corp. PLC	6,721,501	425,269,368
General Electric Co.	12,688,080	390,158,460
		815,427,828
Electric Products-Misc.—3.7%
Emerson Electric Co.	7,568,408	413,462,129
Engines-Internal Combustion—3.4%
Cummins, Inc.	3,208,041	375,437,038
Internet Security—2.5%
Symantec Corp.	16,795,886	279,567,523
Machinery-Construction & Mining—3.4%
Caterpillar, Inc.	4,944,092	384,254,830
Medical-Drugs—6.6%
Merck & Co., Inc.	7,068,838	387,655,076
Pfizer, Inc.	10,598,986	346,692,832
		734,347,908
Multimedia—2.6%
Viacom, Inc., Class B	7,111,905	290,876,915
Oil & Gas Drilling—4.9%
Helmerich & Payne, Inc.(3)	6,079,689	401,989,037
Noble Corp. PLC(3)	13,189,495	148,118,029
		550,107,066
Oil Companies-Integrated—7.0%
Chevron Corp.	3,901,405	398,645,563
Exxon Mobil Corp.	4,297,867	379,931,443
		778,577,006
Retail-Apparel/Shoe—6.9%
Coach, Inc.	11,380,908	458,309,165
Gap, Inc.	13,219,746	306,433,712
		764,742,877
Retail-Computer Equipment—2.2%
GameStop Corp., Class A(3)	7,487,485	245,589,508
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Discount—3.5%
Wal-Mart Stores, Inc.	5,902,413	$394,694,357
Retail-Office Supplies—2.4%
Staples, Inc.	25,972,391	264,918,388
Retail-Regional Department Stores—3.1%
Kohl's Corp.	7,751,001	343,369,344
Retail-Restaurants—3.9%
McDonald's Corp.	3,405,854	430,806,473
Telephone-Integrated—3.6%
Verizon Communications, Inc.	7,960,680	405,517,039
Tobacco—7.1%
Altria Group, Inc.	6,052,651	379,561,744
Philip Morris International, Inc.	4,145,242	406,731,145
		786,292,889
Total Long-Term Investment Securities (cost $10,798,106,531)		10,942,489,792
SHORT-TERM INVESTMENT SECURITIES—0.2%
U.S. Government Treasuries—0.2%
United States Treasury Bills 0.15% due 05/05/2016 (cost $24,999,597)	$25,000,000	24,999,750
REPURCHASE AGREEMENTS—1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $141,706,000)	141,706,000	141,706,000
TOTAL INVESTMENTS (cost $10,964,812,128)(2)	99.8%	11,109,195,542
Other assets less liabilities	0.2	17,028,879
NET ASSETS —	100.0%	$11,126,224,421

(1) See Note 2 for Joint Repurchase Agreements.

(2) See Note 6 for cost of investments on a tax basis.

(3) See Note 5.

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2016 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$10,942,489,792	$—	$—	$10,942,489,792
Short-Term Investment Securities	—	24,999,750	—	24,999,750
Repurchase Agreements	—	141,706,000	—	141,706,000
Total Investments at Value	$10,942,489,792	$166,705,750	$—	$11,109,195,542

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Strategic Value Portfolio

PORTFOLIO PROFILE — April 30, 2016 — (unaudited)

Industry Allocation*
Medical-Drugs	7.0%
Electric-Integrated	5.9
Oil & Gas Drilling	4.7
Oil Companies-Integrated	4.6
Investment Management/Advisor Services	4.2
Telephone-Integrated	3.9
Aerospace/Defense	3.6
Enterprise Software/Service	3.1
Diversified Manufacturing Operations	3.1
Cosmetics & Toiletries	2.7
Auto/Truck Parts & Equipment-Original	2.5
Electronic Components-Semiconductors	2.5
Chemicals-Diversified	2.4
Retail-Discount	2.2
Banks-Super Regional	2.1
Computer Services	2.1
Diversified Banking Institutions	2.1
Applications Software	2.0
Insurance-Multi-line	1.8
Insurance-Property/Casualty	1.8
Networking Products	1.8
Finance-Other Services	1.8
Oil Refining & Marketing	1.6
Real Estate Management/Services	1.5
Cable/Satellite TV	1.3
Oil Companies-Exploration & Production	1.2
Insurance Brokers	1.2
Electric Products-Misc.	1.2
Retail-Drug Store	1.1
Engineering/R&D Services	1.0
Oil-Field Services	0.9
Medical-Hospitals	0.9
Insurance-Life/Health	0.9
Aerospace/Defense-Equipment	0.8
Multimedia	0.8
Medical-HMO	0.8
Medical-Outpatient/Home Medical	0.8
Internet Security	0.8
Dialysis Centers	0.7
Electronics-Military	0.7
Pharmacy Services	0.7
Beverages-Wine/Spirits	0.7
Machine Tools & Related Products	0.7
Food-Misc./Diversified	0.7
Retail-Catalog Shopping	0.7
Tools-Hand Held	0.7
Insurance-Reinsurance	0.7
Tobacco	0.6
Semiconductor Components-Integrated Circuits	0.6
Diagnostic Equipment	0.6
Building-Heavy Construction	0.6
Computers-Memory Devices	0.6
Motion Pictures & Services	0.5
Commercial Services-Finance	0.5
Security Services	0.5
Environmental Consulting & Engineering	0.5
Electronic Components-Misc.	0.5
Food-Meat Products	0.5
Medical-Biomedical/Gene	0.5
Banks-Commercial	0.5
Rubber-Tires	0.5
Airlines	0.4%
Repurchase Agreements	0.2
99.1%

* Calculated as a percentage of net assets

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.9%
Aerospace/Defense—3.6%
General Dynamics Corp.	21,509	$3,022,445
National Presto Industries, Inc.	11,789	1,027,883
Northrop Grumman Corp.	11,115	2,292,580
Raytheon Co.	17,753	2,243,091
		8,585,999
Aerospace/Defense-Equipment—0.8%
United Technologies Corp.	18,776	1,959,651
Airlines—0.4%
JetBlue Airways Corp.†	42,394	838,977
Applications Software—2.0%
Microsoft Corp.	95,947	4,784,877
Auto/Truck Parts & Equipment- Original—2.5%
Allison Transmission Holdings, Inc.	40,202	1,158,219
Cooper-Standard Holding, Inc.†	12,626	973,591
Johnson Controls, Inc.	44,300	1,834,020
Lear Corp.	16,492	1,898,724
		5,864,554
Banks-Commercial—0.5%
Regions Financial Corp.	117,328	1,100,537
Banks-Super Regional—2.1%
PNC Financial Services Group, Inc.	14,258	1,251,567
Wells Fargo & Co.	76,617	3,829,318
		5,080,885
Beverages-Wine/Spirits—0.7%
Brown-Forman Corp., Class B	16,824	1,620,488
Building-Heavy Construction—0.6%
Chicago Bridge & Iron Co. NV	33,472	1,347,248
Cable/Satellite TV—1.3%
Cablevision Systems Corp., Class A	41,997	1,402,280
Comcast Corp., Class A	26,490	1,609,532
		3,011,812
Chemicals-Diversified—2.4%
Dow Chemical Co.	109,461	5,758,743
Commercial Services-Finance—0.5%
H&R Block, Inc.	59,677	1,207,862
Computer Services—2.1%
International Business Machines Corp.	26,631	3,886,528
Leidos Holdings, Inc.	22,205	1,101,590
		4,988,118
Computers-Memory Devices—0.6%
NetApp, Inc.	55,808	1,319,301
Cosmetics & Toiletries—2.7%
Procter & Gamble Co.	78,544	6,292,945
Diagnostic Equipment—0.6%
Abbott Laboratories	35,825	1,393,593
Security Description	Shares	Value (Note 2)
Dialysis Centers—0.7%
DaVita HealthCare Partners, Inc.†	23,907	$1,766,727
Diversified Banking Institutions—2.1%
Bank of America Corp.	131,692	1,917,436
JPMorgan Chase & Co.	48,172	3,044,470
		4,961,906
Diversified Manufacturing Operations—3.1%
Crane Co.	28,008	1,556,405
Eaton Corp. PLC	19,841	1,255,340
Ingersoll-Rand PLC	22,933	1,503,029
Parker-Hannifin Corp.	25,173	2,920,571
		7,235,345
Electric Products-Misc.—1.2%
Emerson Electric Co.	50,009	2,731,992
Electric-Integrated—5.9%
AES Corp.	93,039	1,038,315
Exelon Corp.	48,974	1,718,498
FirstEnergy Corp.	36,148	1,178,063
Portland General Electric Co.	79,295	3,149,597
Public Service Enterprise Group, Inc.	102,537	4,730,032
Southern Co.	24,605	1,232,711
Xcel Energy, Inc.	22,466	899,314
		13,946,530
Electronic Components-Misc.—0.5%
AVX Corp.	85,714	1,133,139
Electronic Components- Semiconductors—2.5%
Intel Corp.	193,509	5,859,453
Electronics-Military—0.7%
L-3 Communications Holdings, Inc.	13,269	1,745,272
Engineering/R&D Services—1.0%
Jacobs Engineering Group, Inc.†	29,896	1,332,763
KBR, Inc.	61,487	956,738
		2,289,501
Enterprise Software/Service—3.1%
CA, Inc.	105,458	3,127,884
Oracle Corp.	106,858	4,259,360
		7,387,244
Environmental Consulting & Engineering—0.5%
Tetra Tech, Inc.	39,557	1,162,976
Finance-Other Services—1.8%
CME Group, Inc.	26,265	2,414,016
Nasdaq, Inc.	29,022	1,790,948
		4,204,964
Food-Meat Products—0.5%
Tyson Foods, Inc., Class A	17,212	1,132,894
Food-Misc./Diversified—0.7%
Campbell Soup Co.	25,712	1,586,688

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Insurance Brokers—1.2%
Marsh & McLennan Cos., Inc.	44,184	$2,790,220
Insurance-Life/Health—0.9%
Aflac, Inc.	15,208	1,048,896
Prudential Financial, Inc.	14,519	1,127,255
		2,176,151
Insurance-Multi-line—1.8%
Chubb, Ltd.	36,881	4,346,795
Insurance-Property/Casualty—1.8%
Mercury General Corp.	32,362	1,711,950
Progressive Corp.	40,538	1,321,539
Travelers Cos., Inc.	10,713	1,177,358
		4,210,847
Insurance-Reinsurance—0.7%
Endurance Specialty Holdings, Ltd.	24,188	1,547,548
Internet Security—0.8%
Symantec Corp.	110,460	1,838,607
Investment Management/Advisor Services—4.2%
Franklin Resources, Inc.	200,512	7,487,118
Legg Mason, Inc.	79,593	2,555,731
		10,042,849
Machine Tools & Related Products—0.7%
Lincoln Electric Holdings, Inc.	25,608	1,604,853
Medical-Biomedical/Gene—0.5%
PDL BioPharma, Inc.	296,800	1,118,936
Medical-Drugs—7.0%
Johnson & Johnson	93,452	10,474,100
Merck & Co., Inc.	44,774	2,455,406
Quintiles Transnational Holdings, Inc.†	53,694	3,708,645
		16,638,151
Medical-HMO—0.8%
Anthem, Inc.	13,712	1,930,238
Medical-Hospitals—0.9%
HCA Holdings, Inc.†	27,545	2,220,678
Medical-Outpatient/Home Medical—0.8%
AmSurg Corp.†	23,303	1,887,077
Motion Pictures & Services—0.5%
Dolby Laboratories, Inc., Class A	27,305	1,299,991
Multimedia—0.8%
Time Warner, Inc.	26,060	1,958,148
Networking Products—1.8%
Cisco Systems, Inc.	153,014	4,206,355
Oil & Gas Drilling—4.7%
Atwood Oceanics, Inc.	155,152	1,498,768
Diamond Offshore Drilling, Inc.	68,142	1,653,125
Ensco PLC, Class A	278,723	3,333,527
Noble Corp. PLC	413,479	4,643,369
		11,128,789
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production—1.2%
Bill Barrett Corp.†	353,699	$2,815,444
California Resources Corp.	6,826	15,017
		2,830,461
Oil Companies-Integrated—4.6%
Exxon Mobil Corp.	122,619	10,839,520
Oil Refining & Marketing—1.6%
Phillips 66	30,031	2,465,846
Valero Energy Corp.	22,853	1,345,356
		3,811,202
Oil-Field Services—0.9%
Schlumberger, Ltd.	27,698	2,225,257
Pharmacy Services—0.7%
Express Scripts Holding Co.†	23,223	1,712,232
Real Estate Management/Services—1.5%
Jones Lang LaSalle, Inc.	16,116	1,856,080
RE/MAX Holdings, Inc., Class A	44,491	1,637,269
		3,493,349
Retail-Catalog Shopping—0.7%
Liberty Interactive Corp. QVC Group, Class A†	60,031	1,572,812
Retail-Discount—2.2%
Target Corp.	23,332	1,854,894
Wal-Mart Stores, Inc.	50,725	3,391,981
		5,246,875
Retail-Drug Store—1.1%
CVS Health Corp.	11,190	1,124,595
Walgreens Boots Alliance, Inc.	19,372	1,535,812
		2,660,407
Rubber-Tires—0.5%
Goodyear Tire & Rubber Co.	37,174	1,076,931
Security Services—0.5%
ADT Corp.	28,629	1,201,845
Semiconductor Components-Integrated Circuits—0.6%
QUALCOMM, Inc.	28,488	1,439,214
Telephone-Integrated—3.9%
AT&T, Inc.	71,564	2,778,114
Verizon Communications, Inc.	127,853	6,512,832
		9,290,946
Tobacco—0.6%
Altria Group, Inc.	23,340	1,463,651
Tools-Hand Held—0.7%
Stanley Black & Decker, Inc.	13,859	1,551,099
Total Long-Term Investment Securities (cost $222,035,337)		233,662,255

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement (cost $358,000)(1)	$358,000	$358,000
TOTAL INVESTMENTS (cost $222,393,337)(2)	99.1%	234,020,255
Other assets less liabilities	0.9	2,154,097
NET ASSETS —	100.0%	$236,174,352

†  Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreements.

(2) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2016 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$233,662,255	$—	$—	$233,662,255
Repurchase Agreements	—	358,000	—	358,000
Total Investments at Value	$233,662,255	$358,000	$—	$234,020,255

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Select Dividend Growth Portfolio

PORTFOLIO PROFILE — April 30, 2016 — (unaudited)

Industry Allocation*
Investment Management/Advisor Services	6.4%
Beverages-Non-alcoholic	5.9
Aerospace/Defense	5.9
Electronic Components-Semiconductors	5.6
Retail-Apparel/Shoe	5.0
Commercial Services-Finance	4.3
Steel-Producers	3.1
Advertising Agencies	2.9
Chemicals-Diversified	2.9
Oil & Gas Drilling	2.8
Retail-Catalog Shopping	2.8
Metal Processors & Fabrication	2.8
Applications Software	2.8
Diversified Manufacturing Operations	2.7
Multilevel Direct Selling	2.6
Enterprise Software/Service	2.6
Electronic Components-Misc.	2.6
Food-Confectionery	2.6
Housewares	2.6
Aerospace/Defense-Equipment	2.5
Industrial Automated/Robotic	2.5
Publishing-Books	2.4
Multimedia	2.4
Paper & Related Products	2.4
Quarrying	2.4
Computer Services	2.3
Engines-Internal Combustion	2.3
Transport-Rail	2.3
Airlines	2.2
Television	2.1
Computers	2.1
Oil Refining & Marketing	1.7
Retail-Regional Department Stores	1.1
Time Deposits	0.4
100.0%

* Calculated as a percentage of net assets

SunAmerica Select Dividend Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.6%
Advertising Agencies—2.9%
Omnicom Group, Inc.	16,606	$1,377,800
Aerospace/Defense—5.9%
Lockheed Martin Corp.	5,839	1,356,867
Raytheon Co.	11,133	1,406,654
		2,763,521
Aerospace/Defense-Equipment—2.5%
Harris Corp.	14,863	1,189,189
Airlines—2.2%
Copa Holdings SA, Class A	16,010	1,020,638
Applications Software—2.8%
Microsoft Corp.	26,258	1,309,486
Beverages-Non-alcoholic—5.9%
Coca-Cola Enterprises, Inc.	26,309	1,380,696
Dr Pepper Snapple Group, Inc.	15,289	1,389,923
		2,770,619
Chemicals-Diversified—2.9%
Dow Chemical Co.	25,627	1,348,236
Commercial Services-Finance—4.3%
H&R Block, Inc.	36,732	743,456
Western Union Co.	63,840	1,276,800
		2,020,256
Computer Services—2.3%
International Business Machines Corp.	7,546	1,101,263
Computers—2.1%
HP, Inc.	80,993	993,784
Diversified Manufacturing Operations—2.7%
Crane Co.	22,619	1,256,938
Electronic Components-Misc.—2.6%
Corning, Inc.	65,560	1,224,005
Electronic Components- Semiconductors—5.6%
Texas Instruments, Inc.	24,328	1,387,669
Xilinx, Inc.	29,261	1,260,564
		2,648,233
Engines-Internal Combustion—2.3%
Cummins, Inc.	9,330	1,091,890
Enterprise Software/Service—2.6%
CA, Inc.	41,497	1,230,801
Food-Confectionery—2.6%
Hershey Co.	13,141	1,223,559
Housewares—2.6%
Tupperware Brands Corp.	20,888	1,212,966
Industrial Automated/Robotic—2.5%
Rockwell Automation, Inc.	10,447	1,185,421
Investment Management/Advisor Services—6.4%
Legg Mason, Inc.	39,028	1,253,189
T. Rowe Price Group, Inc.	15,673	1,180,020
Waddell & Reed Financial, Inc., Class A	27,897	567,425
		3,000,634
Security Description	Shares/ Principal Amount	Value (Note 2)
Metal Processors & Fabrication—2.8%
Timken Co.	36,775	$1,310,293
Multilevel Direct Selling—2.6%
Nu Skin Enterprises, Inc., Class A	30,411	1,239,856
Multimedia—2.4%
Viacom, Inc., Class B	27,772	1,135,875
Oil & Gas Drilling—2.8%
Helmerich & Payne, Inc.	20,324	1,343,823
Oil Refining & Marketing—1.7%
HollyFrontier Corp.	22,826	812,606
Paper & Related Products—2.4%
International Paper Co.	25,868	1,119,308
Publishing-Books—2.4%
John Wiley & Sons, Inc., Class A	22,930	1,137,099
Quarrying—2.4%
Compass Minerals International, Inc.	14,858	1,113,756
Retail-Apparel/Shoe—5.0%
Coach, Inc.	38,648	1,556,355
Gap, Inc.	33,578	778,338
		2,334,693
Retail-Catalog Shopping—2.8%
MSC Industrial Direct Co., Inc., Class A	17,338	1,343,695
Retail-Regional Department Stores—1.1%
Macy's, Inc.	13,412	530,981
Steel-Producers—3.1%
Reliance Steel & Aluminum Co.	19,649	1,453,437
Television—2.1%
TEGNA, Inc.	43,370	1,013,123
Transport-Rail—2.3%
Union Pacific Corp.	12,339	1,076,331
Total Long-Term Investment Securities (cost $47,482,310)		46,934,115
SHORT-TERM INVESTMENT SECURITIES—0.4%
Time Deposits—0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $223,000)	$223,000	223,000
TOTAL INVESTMENTS (cost $47,705,310)(1)	100.0%	47,157,115
Liabilities in excess of other assets	(0.0)	(19,458)
NET ASSETS —	100.0%	$47,137,657

(1) See Note 6 for cost of investments on a tax basis.

SunAmerica Select Dividend Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2016 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$46,934,115	$—	$—	$46,934,115
Short-Term Investment Securities	—	223,000	—	223,000
Total Investments at Value	$46,934,115	$223,000	$—	$47,157,115

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Fund consists of six separate series, five of which are included in this report and are currently offered for sale (each a "Portfolio" and collectively, the "Portfolios"). With respect to the Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Portfolios are as follows:

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Commodity Strategy Fund, SunAmerica Global Trends Fund and the SunAmerica Income Explorer Fund. In addition, the Portfolio may invest in any other affiliated SunAmerica fund, including the SunAmerica Government Money Market Fund. The Portfolio may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Commodity Strategy Fund, SunAmerica Global Trends Fund and the SunAmerica Income Explorer Fund. In addition, the Portfolio may invest in any other affiliated SunAmerica fund, including the SunAmerica Government Money Market Fund. The Portfolio may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

SunAmerica Strategic Value Portfolio seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

SunAmerica Select Dividend Growth Portfolio seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The Asset Allocation Strategy Portfolios: Focused Multi-Asset Strategy and Focused Balanced Strategy, ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.safunds.com.

The Portfolios are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share. The class is offered exclusively for sale to certain institutions.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

As of the close of business on December 2, 2014, Class B shares of the SunAmerica Strategic Value Portfolio were no longer offered to new or existing shareholders. As of the close of business on January 27, 2015, all outstanding Class B shares of the SunAmerica Strategic Value Portfolio converted to Class A shares.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class W. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios' assets and liabilities classified in the fair value hierarchy as of April 30, 2016, is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Portfolios and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios' counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2016, the repurchase agreements held by the Portfolios are subject to master netting agreements. See each Portfolio's Portfolio of Investments and Notes to Financial Statements for more information about a Portfolio's holdings in repurchase agreements.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

As of April 30, 2016, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Focused Dividend Strategy	23.8%	$141,706,000
SunAmerica Strategic Value	0.06	358,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated April 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $595,506,000, a repurchase price of $595,506,496 and a maturity date of May 2, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	06/30/2018	$3,715,000	$3,776,535
U.S. Treasury Notes	2.25	07/31/2021	63,900,000	67,107,077
U.S. Treasury Notes	2.38	06/30/2018	85,000,000	88,487,805
U.S. Treasury Notes	2.38	12/31/2020	50,000,000	52,860,250
U.S. Treasury Notes	3.38	11/15/2019	300,000,000	328,664,400
U.S. Treasury Bonds	7.88	02/15/2021	25,000,000	33,048,675
U.S. Treasury Bonds	8.75	05/15/2020	25,000,000	33,474,150

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after the ex-dividend date. Distributions received from a Portfolio's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Dividend Strategy Portfolio, and SunAmerica Select Dividend Growth Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2014 or expected to be taken in each Portfolio's 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
SunAmerica Strategic Value	0.75%
SunAmerica Select Dividend Growth	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolios' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Percentage
SunAmerica Strategic Value Class A	1.72%
SunAmerica Strategic Value Class C	2.37%
SunAmerica Select Dividend Growth Class A	1.72%
SunAmerica Select Dividend Growth Class C	2.37%
SunAmerica Select Dividend Growth Class W	1.52%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Portfolios' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Portfolio	Percentage
Focused Multi-Asset Strategy Class A	0.25%
Focused Multi-Asset Strategy Class B	0.90%
Focused Multi-Asset Strategy Class C	0.90%
Focused Multi-Asset Strategy Class I	0.25%
Focused Balanced Strategy Class A	0.25%
Focused Balanced Strategy Class B	0.90%
Focused Balanced Strategy Class C	0.90%
Focused Balanced Strategy Class I	0.25%

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

For the six months ended April 30, 2016, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Class Specific Expenses Reimbursed
Focused Multi-Asset Strategy Class B	$2,437
Focused Multi-Asset Strategy Class I	423
Focused Balanced Strategy Class B	11,018
Focused Balanced Strategy Class I	3,354
SunAmerica Select Dividend Growth Class C	5,449
SunAmerica Select Dividend Growth Class W	6,532

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Portfolios within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended April 30, 2016, the amounts recouped by SunAmerica were as follows:

Portfolio	Class Specific Expenses Recouped
Focused Multi-Asset Strategy Class B	$732

At April 30, 2016, the amount of expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Class Specific Expenses Reimbursed
Portfolio	October 31, 2016	October 31, 2017	October 31, 2018
Focused Multi-Asset Strategy Class B	$—	$—	$1,705
Focused Multi-Asset Strategy Class I	773	967	423
Focused Balanced Strategy Class B	5,057	7,684	11,018
Focused Balanced Strategy Class I	4,305	12,589	3,354
SunAmerica Select Dividend Growth Class C	8,977	20,004	5,449
SunAmerica Select Dividend Growth Class W	9,214	21,714	6,532

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of each class of shares of the Portfolios (other than Class I and Class W shares of each of the Portfolios and Class A shares of the Strategy Portfolios) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Portfolio other than the Strategy Portfolios, the Distributor receives a distribution fee from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. During the six months ended April 30, 2016, ACS waived fees in the amount of $3,835 for the Class A shares of SunAmerica Select

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Dividend Growth Portfolio. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. For the six months ended April 30, 2016, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of the Focused Dividend Strategy Portfolio and SunAmerica Select Dividend Growth Portfolio, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2016, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. ACS has advised the Portfolios that for the six months ended April 30, 2016, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Multi-Asset Strategy	$99,603	$38,358	$46,213	$—	$16,184	$896
Focused Balanced Strategy	93,343	31,816	47,154	3	9,346	1,363
Focused Dividend Strategy	9,397,676	823,621	7,271,523	55,661	309,799	198,995
SunAmerica Strategic Value	65,071	27,299	27,325	—	—	1,515
Select Dividend Growth	7,717	3,540	2,866	—	—	202

The Fund, on behalf of each Portfolio, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, pursuant to which SAFS receives a fee from each Portfolio (except the Strategy Portfolios) to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2016, the Portfolios incurred the following expenses, which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

	Expense				Payable At April 30, 2016
Portfolio	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
Focused Dividend Strategy	$4,544,466	$361,667	$3,284,377	$2,647,136	$825,284	$64,151	$595,664	$498,199
SunAmerica Strategic Value	196,116	—	61,445	—	32,535	—	10,287	—
SunAmerica Select Dividend Growth	50,813	—	1,609	151	8,296	—	231	41

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2016 were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
Purchases (excluding U.S. government securities)	$21,011,483	$23,553,786	$4,249,944,193	$127,162,779	$5,635,241
Sales (excluding U.S. government securities)	37,174,926	34,387,055	3,057,605,390	130,397,946	11,985,389
Purchases of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned shares of the Underlying Funds. In addition, the Focused Dividend Strategy Portfolio owned 5% or more of the outstanding voting securities of certain companies listed in the Portfolio of Investments. For the six months ended April 30, 2016, transactions in these securities were as follows:

Focused Multi-Asset Strategy

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2015	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2016
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$29,869	$—	$10,856,513	$4,044,109	$822,412	$(506,091)	$315,406	$13,887,525
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	—	427,864	14,629,176	448,257	828,565	(365,724)	(1,678,341)	12,204,803
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	263,565	—	7,645,893	6,877,804	768,194	(23,003)	48,042	13,780,542
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	155,038	—	6,198,594	1,362,158	411,206	(36,992)	26,614	7,139,168
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	76,749	—	13,777,913	86,946	6,468,500	(452,158)	438,772	7,382,973
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	377,888	1,968,146	31,306,599	2,386,820	4,157,130	1,154,553	(3,112,348)	27,578,494
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	254,333	2,831,021	34,402,189	3,126,139	5,157,130	(9,646)	(2,878,818)	29,482,734
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	451,049	—	32,753,854	491,835	3,657,130	1,251,681	(1,405,703)	29,434,537
SunAmerica Specialty Series, SunAmerica Commodity Strategy Fund, Class A	—	—	25,259,488	4,500,291	1,616,635	(908,708)	274,511	27,508,947
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	3,565,252	31,859,805	3,606,038	3,857,130	937,402	(5,210,257)	27,335,858

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2015	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2016
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	$—	$2,879,954	$33,216,987	$2,920,739	$5,157,130	$1,435,231	$(5,690,269)	$26,725,558
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	535,550	13,087,078	2,049,789	822,411	(187,573)	(699,243)	13,427,640
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	323,127	—	13,583,784	1,737,366	822,412	(96,943)	224,397	14,626,192
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	2,295,516	29,888,289	3,808,113	2,628,941	23,831	(3,060,238)	28,031,054
	$1,931,618	$14,503,303	$298,466,162	$37,446,404	$37,174,926	$2,215,860	$(22,407,475)	$278,546,025

†  Includes reinvestment of distributions paid.

Focused Balanced Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2015	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2016
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$25,249	$—	$9,587,738	$4,145,254	$1,686,666	$(814,852)	$725,440	$11,956,914
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	—	95,280	3,258,997	129,697	251,083	(42,333)	(415,024)	2,680,254
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	214,217	—	8,303,919	3,921,337	1,238,123	(47,227)	31,877	10,971,783
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	339,983	—	15,289,400	2,097,661	1,591,005	(191,742)	136,950	15,741,264
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	73,352	—	11,179,239	3,660,384	4,937,725	(247,523)	253,133	9,907,508
SunAmerica Senior Floating Rate Fund, Inc., Class A	143,735	—	7,208,555	221,175	814,937	(84,799)	11,678	6,541,672
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	183,242	1,054,749	19,366,290	1,406,649	7,843,083	2,302,226	(3,510,548)	11,721,534
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	132,256	1,517,884	16,565,764	1,817,170	2,027,127	(187,960)	(1,393,143)	14,774,704
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	184,266	—	13,402,205	326,996	1,032,622	203,229	(270,181)	12,629,627
SunAmerica Specialty Series, SunAmerica Commodity Strategy Fund, Class A	—	—	—	1,721,221	162,559	(13,424)	82,325	1,627,563
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	1,537,646	14,305,386	1,675,318	2,504,333	489,550	(2,358,754)	11,607,167

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2015	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2016
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	$—	$1,611,854	$18,653,472	$1,780,511	$4,742,417	$557,829	$(2,974,892)	$13,274,503
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	262,959	5,132,208	5,437,811	577,723	(117,026)	(281,863)	9,593,407
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	100,217	—	3,046,477	1,947,630	358,748	(68,500)	127,886	4,694,745
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	1,134,513	16,293,745	1,876,374	4,618,904	(50,923)	(1,583,228)	11,917,064
	$1,396,517	$7,214,885	$161,593,395	$32,165,188	$34,387,055	$1,686,525	$(11,418,344)	$149,639,709

†  Includes reinvestment of distributions paid.

Focused Dividend Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2015	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2016
GameStop Corp., Class A	$5,465,864	$—	$336,221,762	$7,053,109	$—	$—	$(97,685,363)	$245,589,508
Helmerich & Payne, Inc.	7,640,480	—	279,926,200	64,593,140	—	—	57,469,697	401,989,037
Noble Corp. PLC	4,253,862	—	53,765,694	306,373,808	154,836,809	(29,292,606)	(27,892,058)	148,118,029
	$17,360,206	$—	$669,913,656	$378,020,057	$154,836,809	$(29,292,606)	$(68,107,724)	$795,696,574

At April 30, 2016, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, and shares held through Pershing LLC, in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc. ("Advisor Group"), an affiliate of the Adviser*, owned 5% or more of the outstanding shares of the following Portfolios:

	Holder
Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Pershing LLC
Focused Multi-Asset Strategy	—%	—%	5.35%
Focused Balanced Strategy	—	—	5.85
SunAmerica Strategic Value	12.23	5.25	—
SunAmerica Select Dividend Growth	62.56	31.35	—

The Strategy Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

*  As of May 6, 2016, Advisor Group is no longer an affiliate of the Adviser.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and retirement pension expense.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term CapitalGains
Focused Multi-Asset Strategy	$1,335,965	$(179,907,134)	$8,084,913	$4,143,828	$—
Focused Balanced Strategy	333,275	(46,091,166)	5,525,392	2,516,467	—
Focused Dividend Strategy	12,947,888	662,366,635	624,336,189	270,413,283	435,506,981
SunAmerica Strategic Value	2,512,888	(86,321,845)	8,220,485	2,331,225	—
SunAmerica Select Dividend Growth	199,941	4,480,576	(2,048,155)	1,272,937	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2015, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†			Unlimited†
	2016	2017	2018	ST	LT
Focused Multi-Asset Strategy*	$76,595,915	$80,399,038	$22,912,181	$—	$—
Focused Balanced Strategy*	13,205,072	32,787,679	98,415	—	—
Focused Dividend Strategy	—	—	—	—	—
SunAmerica Strategic Value	18,529,440	67,792,405	—	—	—
SunAmerica Select Dividend Growth	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

*  Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2015, based on current tax law, the Focused Multi-Asset Strategy, Focused Balanced Strategy and SunAmerica Strategic Value Portfolios have $69,884,906, $559,365 and $15,686,911, respectively, of capital losses that will not be available for use.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

As of April 30, 2016, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Dividend Strategy Portfolio	SunAmerica Strategic Value Portfolio	SunAmerica Select Dividend Growth Portfolio
Cost (tax basis)	$292,868,587	$155,532,661	$10,970,174,136	$222,711,191	$47,771,554
Appreciation	7,350,529	2,072,940	701,418,459	18,346,746	3,168,171
Depreciation	(21,673,091)	(7,965,892)	(562,397,053)	(7,037,682)	(3,782,610)
Net unrealized appreciation (depreciation)	$(14,322,562)	$(5,892,952)	$139,021,406	$11,309,064	$(614,439)

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	378,255	$5,733,735	689,209	$11,185,070	101,752	$1,531,779	150,263	$2,414,300
Reinvested dividends	157,082	2,406,494	168,143	2,648,258	13,073	200,149	15,480	243,493
Shares redeemed(1)(2)	(793,246)	(11,991,436)	(1,938,181)	(31,385,036)	(271,685)	(4,096,292)	(506,435)	(8,191,107)
Net increase (decrease)	(257,909)	$(3,851,207)	(1,080,829)	$(17,551,708)	(156,860)	$(2,364,364)	(340,692)	$(5,533,314)
	Class C				Class I
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	130,205	$1,970,147	234,132	$3,752,283	761	$11,474	1,447	$23,280
Reinvested dividends	51,505	788,025	59,784	939,796	264	4,046	301	4,741
Shares redeemed	(572,378)	(8,631,270)	(1,250,219)	(20,089,031)	(4,252)	(67,472)	(887)	(14,419)
Net increase (decrease)	(390,668)	$(5,873,098)	(956,303)	$(15,396,952)	(3,227)	$(51,952)	861	$13,602

(1)  For the six months ended April 30, 2016, includes automatic conversion of 142,937 shares of Class B shares in the amount of $2,161,173 to 142,580 shares of Class A shares in the amount of $2,161,173.

(2)  For the year ended October 31, 2015, includes automatic conversion of 239,259 shares of Class B shares in the amount of $3,884,307 to 238,292 shares of Class A shares in the amount of $3,884,307.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	282,650	$4,188,211	464,524	$7,291,205	79,926	$1,164,167	119,642	$1,856,360
Reinvested dividends	69,833	1,043,411	96,655	1,485,730	10,060	148,998	12,046	182,633
Shares redeemed(1)(2)	(596,775)	(8,705,850)	(948,656)	(14,935,952)	(159,717)	(2,321,241)	(302,718)	(4,707,897)
Net increase (decrease)	(244,292)	$(3,474,228)	(387,477)	$(6,159,017)	(69,731)	$(1,008,076)	(171,030)	$(2,668,904)
	Class C				Class I
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	172,460	$2,544,193	285,594	$4,457,100	1,075	$15,877	3,626	$56,822
Reinvested dividends	34,796	517,478	41,254	628,084	459	6,872	620	9,544
Shares redeemed	(490,219)	(7,088,954)	(748,663)	(11,646,318)	(4,180)	(62,939)	(5,384)	(83,416)
Net increase (decrease)	(282,963)	$(4,027,283)	(421,815)	$(6,561,134)	(2,646)	$(40,190)	(1,138)	$(17,050)
	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	67,516,072	$1,077,423,807	77,587,086	$1,350,334,469	2,807,448	$44,511,411	3,754,905	$64,649,197
Reinvested dividends	18,597,564	288,031,126	16,348,743	269,233,275	1,288,468	19,796,669	1,069,472	17,471,657
Shares redeemed(3)(4)	(45,401,816)	(718,479,792)	(63,643,797)	(1,104,339,672)	(1,470,285)	(23,067,329)	(1,871,972)	(32,227,519)
Net increase (decrease)	40,711,820	$646,975,141	30,292,032	$515,228,072	2,625,631	$41,240,751	2,952,405	$49,893,335
	Class C				Class W
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,709,935	$614,340,956	47,742,374	$823,158,728	60,022,665	$953,833,431	62,261,098	$1,081,411,958
Reinvested dividends	11,349,598	174,297,849	8,763,265	143,109,917	8,994,698	139,330,393	6,804,633	112,109,334
Shares redeemed	(17,954,577)	(281,561,216)	(22,836,880)	(393,881,220)	(31,232,394)	(493,824,435)	(36,483,342)	(633,458,633)
Net increase (decrease)	32,104,956	$507,077,589	33,668,759	$572,387,425	37,784,969	$599,339,389	32,582,389	$560,062,659

(1)  For the six months ended April 30, 2016, includes automatic conversion of 59,320 shares of Class B shares in the amount of $863,290 to 58,779 shares of Class A shares in the amount of $863,290.

(2)  For the year ended October 31, 2015, includes automatic conversion of 82,992 shares of Class B shares in the amount of $1,301,000 to 82,246 shares of Class A shares in the amount of $1,301,000.

(3)  For the six months ended April 30, 2016, includes automatic conversion of 57,569 shares of Class B shares in the amount of $913,942 to 57,166 shares of Class A shares in the amount of $913,942.

(4)  For the year ended October 31, 2015, includes automatic conversion of 99,956 shares of Class B shares in the amount of $1,739,280 to 99,304 shares of Class A shares in the amount of $1,739,280.

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

	SunAmerica Strategic Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the period ended January 27, 2015†
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	332,970	$8,342,138	762,953	$19,941,468	10,312	$250,621
Reinvested dividends	100,713	2,492,646	73,938	1,863,968	1,338	31,448
Shares redeemed(1)(2)	(695,825)	(17,081,624)	(952,303)	(24,792,624)	(420,785)	(10,232,037)
Net increase (decrease)	(262,142)	$(6,246,840)	(115,412)	$(2,987,188)	(409,135)	$(9,949,968)

	Class C
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	466,720	$10,810,862	88,054	$2,123,970
Reinvested dividends	19,329	444,766	12,403	291,104
Shares redeemed	(424,476)	(9,578,342)	(379,823)	(9,190,668)
Net increase (decrease)	61,573	$1,677,286	(279,366)	$(6,775,594)

	SunAmerica Select Dividend Growth Portfolio
	Class A				Class C
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015		For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	65,577	$913,695	86,757	$1,350,313	49,405	$702,930	105,318	$1,728,957
Reinvested dividends	357,729	4,865,992	80,346	1,260,564	10,729	145,431	563	8,872
Shares redeemed	(531,714)	(7,719,366)	(418,090)	(6,716,749)	(58,658)	(779,293)	(26,251)	(421,121)
Net increase (decrease)	(108,408)	$(1,939,679)	(250,987)	$(4,105,872)	1,476	$69,068	79,630	$1,316,708

	Class W
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	8,835	$121,831	—	$—
Reinvested dividends	841	11,451	164	2,574
Shares redeemed	(458)	(6,398)	—	—
Net increase (decrease)	9,218	$126,884	164	$2,574

(1)  For the year ended October 31, 2015, includes automatic conversion of 8,934 shares of Class B shares in the amount of $221,088 to 8,309 shares of Class A shares in the amount of $221,088.

(2)  For the year ended October 31, 2015, includes the conversion of 78,382 shares of Class B in the amount of $1,914,878 to 73,004 shares of Class A shares in the amount of $1,914,893 relating to the conversion of Class B shares on January 27, 2015.

†  See Note 1

Note 8.  Line of Credit

The Fund, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street

NOTES TO FINANCIAL STATEMENTS — April 30, 2016 — (unaudited) (continued)

Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended April 30, 2016, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Dividend Strategy	7	$8,409	$26,272,790	1.66%
SunAmerica Strategic Value	3	176	1,247,031	1.69
SunAmerica Select Dividend Growth	13	531	940,749	1.65

At April 30, 2016, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2016, none of the Portfolios participated in this program.

Note 10.  Subsequent Event

On June 8, 2016, the Board approved a change in the name of the Focused Balanced Strategy Portfolio to "SunAmerica Active Allocation Portfolio," along with certain changes to the Portfolio's principal investment strategies and techniques. As of June 24, 2016, the Board approved by unanimous written consent a change in the name of the Focused Multi-Asset Strategy Portfolio to "SunAmerica Multi-Asset Allocation Portfolio," along with certain changes to the Portfolio's principal investment strategies and techniques. These changes will become effective on July 1, 2016.

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Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Kara Murphy, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

AIG Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.safunds.com
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: AIG Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

FOSAN - 4/16

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 8, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 8, 2016